Other gains and losses, and litigation	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other gains and losses, and litigation	Other gains and losses, and litigation
Other gains and losses, and litigation for 2020 comprise a net gain of €136 million, mainly relating to the sale of Seprafilm®.
For 2019, this line item comprises a net gain of €327 million, mainly relating to a gain on settlement of litigation.
For 2018, this line item consists of the €502 million pre-tax gain arising on the divestment of the European Generics business (completed September 30, 2018), net of separation costs (see Note D.2.).